Share-based Payments	12 Months Ended
Dec. 31, 2021
Share-based Payments
Share-based Payments

22.Share-based Payments

Overview

Lilium offers several share-based plans as summarized in the table below. All plans are equity-settled, except for new success fees and JSOP (including bonus) which are treated as cash-settled. Refer to note 3 for the general accounting principles of share-based payments.

The ESOP plan started in 2017, initial success fees started in 2020, while all other plans such as RSU, performance-based stock option, time-based stock option, new success fees, presence bonus and JSOP came into place in 2021.

In € thousand	2021	2020
General population and executives – standard ESOP	29,286	50,316
General population - RSU	77	—
Executives – ESOP modified	2,135	—
Executives – RSU	1,178	—
Executives - Performance-based stock options	2,296	—
Executives - Time-based stock options	3,505	—
Executives – Success fees (cash-settled)	2,590	—
Executives – Success fee (equity-settled)	1,844	592
Executives - Presence bonus	0	—
Joint stock ownership Plan (JSOP) incl. bonus	5,438	—
Total expense	48,349	50,908

General population and Executives – standard Employee Stock Option Program (“ESOP”)

The fair value of the share-based awards was estimated at the grant date or the later modification date for participants who signed the ESOP amendment letter, which resulted in 2021 in an additional capital reserve of €6,948 thousand at the reporting date (included in the figures below).

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2021	2020
Expense arising from equity-settled share-based payments	29,286	—
Expense arising from cash-settled share-based payments	—	50,316

The total fair value of options granted during the year was €23,061 thousand (2020: €16,949 thousand).

On October 8, 2021, Lilium has offered ESOP participants to settle their vested options exclusively in shares of Lilium N.V. instead of Lilium GmbH. As all participants have accepted, they now can exercise vested options at a conversion rate of 1 ESOP in Lilium GmbH into 2,857 options in Lilium N.V. in accordance with the relevant exercise windows. No accounting effects resulted from this conversion. The exercise price is €1 for 2,857 shares in Lilium N.V.

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, Lilium N.V. share options during the years:

Equity-settled options:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	13,962,159	0.00	—	—
Granted during the year	4,019,799	0.00	—	—
Forfeited during the year	(757,105)	0.00	—	—
Transferred from cash-settled	2,348,454	0.00	13,962,159	0.00
Outstanding at December 31	19,573,307	0.00	13,962,159	0.00

Cash-settled options:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	2,348,454	0.00	14,593,556	0.00
Granted during the year	—	—	2,799,860	0.00
Forfeited during the year	—	—	(1,082,803)	0.00
Transferred to equity-settled	(2,348,454)	0.00	(13,962,159)	0.00
Outstanding at December 31	—	—	2,348,454	0.00

The exact WAEP for all options is €1 divided by 2,857, which is 0.00035 and rounded to nil.

Total options in Lilium N.V. shares vested during the year were 3,300,960 options (2020: 3,788,382 options). As of December 31, 2021, none of the options granted under the ESOP had been exercisable and/or eligible to be settled because of the waiting period of 180 calendar days after the Reorganization on September 14, 2021. As of December 31, 2021, 13,286,568 option are vested and will be exercisable as of March 14, 2022. As of December 31, 2020, none of the options granted under the ESOP had been exercisable and/or eligible to be settled because an exit event has not occurred.

Measurement of fair values

For grant dates on and after September 15, 2021, the fair value of the ESOP has been set equal to the actual share price using a simplified approach.

The following table lists the inputs to the models used for the ESOP for the year ended December 31, 2020:

12/31/2020
Discount for lack of marketability	5%
Expected volatility (%)	154%
Probability of direct IPO	0%
Probability of indirect IPO	60%
Probability of other scenarios	40%

Due to the business combination agreement with Qell, the indirect IPO probability was increased to 85 % as of March 31, 2021, and further increased by 5 % points on month-end of July, August and on September 14, 2021, ending up at a 100 % probability as of September 14, 2021. Except for small modifications in volatility, other assumptions have been unchanged since 2020.

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. Other common inputs to option pricing models such as discount rate, dividends expected and expected term are not significant due to the low exercise price.

The fair value of the options as of December 31, 2020, was derived from the estimated equity value of Lilium on that date because the beneficiary is entitled to shares of Lilium for a nominal amount in the case of an exit event. The value of the common shares was derived by applying a market approach on the basis of external financing rounds and an expected financing round valuation. With regards to the financing rounds, the liquidation preferences of the Seed shares, Series A, B1 and B2 shares (as described in note 21, Shareholders’ Equity) were taken into account. A hybrid model between option pricing method and probability-weighted expected return method was used for the valuation. This led to a fair value of €17,297 in Lilium GmbH (€6.05 retrospectively adjusted for Lilium N.V.) per share as of December 31, 2020.

Retrospectively adjusted, the fair value has developed as follows:

		Price of one share in
in €	Valuation methodology	Lilium N.V.
December 31, 2020	Hybrid model	6.05
March 31, 2021	Hybrid model	7.13
June 30, 2021	Hybrid model	7.05
July 31, 2021	Hybrid model	7.36
August 31, 2021	Hybrid model	7.71
September 15, 2021	Actual share price	7.89
December 31, 2021	Actual share price	6.12

General population - Restricted Stock Units to new hires

The expense recognized for participant services received during the years is shown in the following table:

	01/01 /-	01/01 /-
In € thousand	12/31/2021	12/31/2020
Expense arising from equity settled RSU	77	—

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, RSU during the years ended December 31, 2021 and 2020:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Assigned during the year	162,800	€0.12	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	162,800	€0.12	—	—

No options are granted as of December 31, 2021, but there is the explicit intention granting the RSU to new hires. No options are exercisable as of December 31, 2021. The weighted average remaining contractual life of RSU is 1.7 years.

Measurement of fair values

The options are equity settled and have an exercise price of nominal €0.12 per share. The exercise price is significantly lower than the share price at grant date. Accordingly, the intrinsic value of the RSU has been used, i.e. the share price at grant date less the exercise price. The weighted average fair value of options granted during the period is €5.97.

Executives - Employee Stock Option Program (“ESOP”) modified

Some executives have received ESOP comparable with the general ESOP program, but with individual conditions in respect to the vesting scheme and with different exercise prices.

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2021	2020
Expense arising from equity-settled share-based payments	2,135	—

The total fair value of these options granted during the year was €11,229 thousand.

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, Lilium N.V. share-based share options during the years:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	1,888,477	7.90	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	1,888,477	7.90	—	—

Total options in Lilium N.V. shares vested during the year were 101,018 options (2020: 0 options). As of December 31, 2021, none of the options granted under the ESOP plan had been exercisable and/or eligible to be settled. The weighted average remaining contractual life is 12.4 years.

Measurement of fair values

For grant dates on and after September 15, 2021, the fair value of the ESOP has been derived from the actual share price, using an option price model (Black-Scholes). The following table lists the inputs to the Black-Scholes model used for the fair market value for the year ended December 31, 2021:

12/31/2021
Risk free rate range	(0.75) % - (0.71) %
Expected dividend yield	—
Expected exercise term	2 - 4 years
Expected volatility	118.9%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.

Executives - Restricted Stock Units (“RSU”)

The expense recognized for participant services received during the year is shown in the following table:

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense arising from equity settled RSUs	1,178	—

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2021 and 2020:

	2021		2020
	Number		Number
	of	2021	of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	1,050,913	€0.12	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	1,050,913	€0.12	—	—

26,335 options are exercisable as of December 31, 2021. The weighted average remaining contractual life is 2.7 years.

Measurement of fair values

Similar to the RSU for the general population the exercise price is significantly below the share price at grant. While a Black-Scholes model was used to determine the RSU fair market value, the outcome of the valuation basically reflects the intrinsic value of the RSU. Accordingly, the input assumptions other than the share price are not material.

For fair value calculations the share price was taken as the closing price at grant date of Lilium N.V. share. The weighted average fair value of options granted during the period was €7.09.

Executives – Performance-based stock options

The expense recognized for participant services received during the years is shown in the following table:

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense arising from performance-based stock options	2,296	—

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2021 and 2020:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	7,036,501	€8.15	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	7,036,501	€8.15	—	—

No options are exercisable as of December 31, 2021. The weighted average remaining contractual life is 9.9 years.

Measurement of fair values

The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for performance-based stock options for the year ended December 31, 2021:

12/31/2021
Risk free rate range	(0.69) % - (0.66) %
Expected dividend yield	—
Expected exercise term	4 years
Expected volatility	121.8%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. For fair value calculation the share price was taken as the closing price at grant date of Lilium N.V. The weighted average fair value of options granted during the period was €5.68. The exercise prices are €7.11 or €8.80.

Executives – Time-based stock options

The expense recognized for participant services received during the years is shown in the following table:

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense arising from time-based stock options	3,505	—

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years ended December 31, 2021 and 2020:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	2,951,000	€7.25	—	—
Forfeited during the year	—	—	—	—
Outstanding at December 31	2,951,000	€7.25	—	—

No stock options are exercisable as of December 31, 2021. The weighted average remaining contractual life is 9.9 years.

Measurement of fair values

The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for time-based stock options as of the grant date:

12/31/2021
Risk free rate	(0.69)%
Expected dividend yield	0
Expected exercise term	4 years
Expected volatility	121.9%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. Other common inputs to option pricing models such as discount rate, dividends expected and expected term. For fair value calculation the share price was taken as the closing price at grant date of Lilium N.V. share. The weighted average fair value of options granted during the period was €5.31. The exercise price of the option is €7.25.

Executives – Success fees

The expense recognized for participant services received during the years is shown in the following table:

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense for success fees cash-settled	2,590	—
Expense for success fee equity-settled	1,844	592
Total expense	4,434	592

These expenses do not include the success fee that was converted to the JSOP and bonus arrangement; those expenses are disclosed in the corresponding section below. As of December 31, 2021, €2,590 thousand are recorded as provisions in the consolidated statement of financial position.

The equity-settled success fee was determined as a 0.5 % percentage of the proceeds from the Reorganization, which was subsequently converted into 293,230 Lilium N.V. shares at a share price of $10.00 (€8.47) as of September 14, 2021.

Measurement of success fees

The success fees were measured as discounted expected cash flows for the success fee arrangements.

The total expense of success fee is calculated as a percentage of the amount raised and recognized over the period of grant date and estimated fundraising dates i.e., over the period when the performance condition is expected to be satisfied. The expected fundraising amounts are adjusted to the probability of fundraising, based on management's best estimate. The total expected fundraising amount is expected to exceed the relevant cap of $1bn with a weighted average probability of 68 % and a weighted average timing of 2 years. Discount rates in the range of (0.73%) to (0.62%) has been applied.

Executives - Joint Stock Ownership Plan (JSOP) and bonus

Expense and the liability from the JSOP and the bonus are shown in the following table, the award is fully vested:

	01/01/-	01/01/-
In € thousand	12/31/2021	12/31/2020
Expense for JSOP	3,762	—
Expense for bonus	1,676	—
Total expense	5,438	—

Measurement of the JSOP and the bonus

The employee will receive the value of the shares at the time the Sell Right is exercised. The payment is split into two parts and one part is subject to social security contributions (bonus component). For valuation purposes, the two parts are measured separately, using an option pricing model (Black-Scholes).

The following table lists the inputs to the models used for the year ended December 31, 2021:

12/31/2021
Risk-free rate	(0.62)%
Expected dividend yield	0
Expected term	3.7 years
Expected volatility (%)	126.0%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. The remaining contractual life is 4.7 years.

Advisors – Strategic collaboration agreement (Azul Warrants)

The Azul up-front warrants (refer to note 30) entitle Azul to purchase 1,800,000 Class A shares at an exercise price of €0.12 per share. The Azul up-front warrants will expire on October 22, 2026 (“Expiration Date”), five years after their issuance. The Azul warrants and any Class A Shares issuable upon exercise of the Azul warrants may not be transferred until the twelve-month anniversary of issuance (the “Lockup”).

Lilium has the option to settle the awards in shares or cash. The Azul up-front warrants are accounted for as equity-settled awards, as Lilium had no present obligation to settle the awards in cash. They are considered fully vested once both parties signed the term sheet, which occurred on July 31, 2021. After that date, no services were required to be provided by Azul for the warrants to vest thereafter. Due to the unique nature of the services provided by Azul, Lilium considered direct measurement of the services provided unreliable and referred to the fair value of the up-front warrants to indirectly measure the compensation arrangement. The 1,800,000 warrants have been expensed as of July 31, 2021 based on a hybrid valuations model, using different scenarios and a deduction of 5 % for the lack of marketability at this point of time. For the valuation of the share price, multiple connected Black-Scholes models have been used and for the IPO scenario a simplified valuation based on past financing rounds. The General & Administration expense (professional fees) amount of €13,030 thousand was posted directly into capital reserves (see note 7).

The Azul up-front warrants have not been exercised by Azul as of December 31, 2021.